Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 73.3%		Shares	Value
Aerospace & Defense - 6.0%
Boeing Co. (a)		2,249	$485,402
Bombardier, Inc. - Class B (a)		6,105	855,727
Embraer SA - ADR		18,919	1,143,653
General Dynamics Corp. (b)		2,686	915,926
Kratos Defense & Security Solutions, Inc. (a)(b)		18,165	1,659,736
L3Harris Technologies, Inc. (b)		3,107	948,909
Leonardo DRS, Inc.		10,988	498,855
Northrop Grumman Corp. (b)		1,608	979,787
			7,487,995

Agriculture - 1.1%
Archer-Daniels-Midland Co.		9,750	582,465
Vital Farms, Inc. (a)		19,008	782,179
			1,364,644

Apparel - 0.4%
Kering SA		1,502	498,661

Auto Manufacturers - 0.5%
Bayerische Motoren Werke AG		4,934	495,336
Li Auto, Inc. - ADR (a)		6,691	169,550
			664,886

Banks - 2.2%
Bank of Nova Scotia (b)		18,768	1,213,351
HDFC Bank Ltd. - ADR		19,782	675,753
Toronto-Dominion Bank		10,055	803,898
			2,693,002

Beverages - 0.8%
Anheuser-Busch InBev SA - ADR		4,417	263,297
Monster Beverage Corp. (a)		10,239	689,187
			952,484

Biotechnology - 0.7%
Corteva, Inc. (b)		13,371	904,281

Building Materials - 2.8%
Armstrong World Industries, Inc.		3,736	732,293
Griffon Corp.		5,771	439,462
Louisiana-Pacific Corp.		4,004	355,715
Martin Marietta Materials, Inc.		1,103	695,199
Tecnoglass, Inc.		5,947	397,914
Vulcan Materials Co.		2,752	846,570
			3,467,153

Chemicals - 2.8%
Air Liquide SA		2,608	541,972
Albemarle Corp.		908	73,621
Ecolab, Inc.		3,706	1,014,925
Linde PLC		1,941	921,975
Mosaic Co.		11,014	381,966
Nutrien Ltd.		8,983	527,392
			3,461,851

Commercial Services - 1.4%
Quanta Services, Inc.		1,769	733,109
UL Solutions, Inc.		6,264	443,867
United Rentals, Inc.		525	501,197
			1,678,173

Computers - 2.5%
Cognizant Technology Solutions Corp. - Class A		2,947	197,655
Lumentum Holdings, Inc. (a)		4,582	745,537
Okta, Inc. (a)		2,605	238,878
Rubrik, Inc. - Class A (a)		4,470	367,658
Western Digital Corp. (b)		9,418	1,130,725
Zscaler, Inc. (a)		1,463	438,403
			3,118,856

Cosmetics & Personal Care - 0.5%
L'Oreal SA		1,338	579,340

Distribution & Wholesale - 0.8%
Core & Main, Inc. - Class A (a)		8,825	475,050
W.W. Grainger, Inc.		499	475,527
			950,577

Diversified Financial Services - 0.8%
Coinbase Global, Inc. - Class A (a)		2,023	682,742
Galaxy Digital, Inc. - Class A (a)		8,318	281,232
			963,974

Electric - 1.4%
NextEra Energy, Inc.		2,122	160,190
Ormat Technologies, Inc.		6,334	609,647
RWE AG		22,359	993,605
			1,763,442

Electronics - 1.8%
Atmus Filtration Technologies, Inc.		12,726	573,815
nVent Electric PLC		9,126	900,189
TE Connectivity PLC		3,388	743,768
			2,217,772

Energy - Alternate Sources - 0.3%
NEXTracker, Inc. - Class A (a)		5,756	425,886

Engineering & Construction - 1.8%
Granite Construction, Inc.		5,235	574,018
MasTec, Inc. (a)		3,405	724,618
Vinci SA		6,767	937,851
			2,236,487

Entertainment - 1.2%
TKO Group Holdings, Inc. - Class A (b)		7,171	1,448,255

Environmental Control - 0.3%
Clean Harbors, Inc. (a)		616	143,048
PureCycle Technologies, Inc. (a)		22,254	292,640
			435,688

Food - 2.2%
Cal-Maine Foods, Inc.		6,921	651,266
Hershey Co.		3,729	697,509
Pilgrim's Pride Corp.		10,896	443,685
Sysco Corp.		10,717	882,438
			2,674,898

Healthcare - Products - 1.5%
Edwards Lifesciences Corp. (a)		9,616	747,836
IDEXX Laboratories, Inc. (a)		989	631,862
Insulet Corp. (a)		1,502	463,713
			1,843,411
Home Builders - 0.3%
D.R. Horton, Inc.		1,866	316,231

Insurance - 0.2%
Prudential Financial, Inc.		2,134	221,381

Internet - 0.4%
Coupang, Inc. (a)		16,149	519,998

Investment Companies - 1.3%
Cleanspark, Inc. (a)		14,378	208,481
Hive Digital Technologies Ltd. (a)		29,100	117,273
IREN Ltd. (a)		15,434	724,318
Sprott Physical Uranium Trust (a)		27,295	545,939
			1,596,011

Iron & Steel - 2.4%
ATI, Inc. (a)		3,794	308,604
Carpenter Technology Corp.		5,322	1,306,764
Cleveland-Cliffs, Inc. (a)		13,937	170,031
Nucor Corp.		1,908	258,400
Steel Dynamics, Inc.		2,786	388,452
Vale SA - ADR		53,646	582,596
			3,014,847

Leisure Time - 0.2%
Amer Sports, Inc. (a)		8,479	294,645

Machinery - Construction & Mining - 1.6%
Bloom Energy Corp. - Class A (a)		8,776	742,186
BWX Technologies, Inc.		4,216	777,304
GE Vernova, Inc. (b)		839	515,901
			2,035,391

Machinery - Diversified - 2.3%
AGCO Corp.		3,619	387,486
CNH Industrial NV		34,087	369,844
Crane Co.		3,438	633,073
Rockwell Automation, Inc.		1,426	498,430
Xylem, Inc.		6,399	943,853
			2,832,686

Media - 0.6%
Liberty Media Corp.-Liberty Formula One - Class C (a)		7,641	798,102

Metal Fabricate & Hardware - 2.9%
Advanced Drainage Systems, Inc.		1,270	176,149
AZZ, Inc. (b)		16,194	1,767,251
RBC Bearings, Inc. (a)		1,695	661,541
Valmont Industries, Inc.		2,535	982,896
			3,587,837

Mining - 7.1%
Agnico Eagle Mines Ltd. (b)		8,180	1,378,821
Alamos Gold, Inc. - Class A		17,560	612,142
Anglogold Ashanti PLC		14,472	1,017,816
BHP Group Ltd. - ADR		8,591	478,948
Cameco Corp.		5,715	479,260
Centrus Energy Corp. - Class A (a)		4,746	1,471,592
Lundin Mining Corp.		42,145	628,813
MP Materials Corp. (a)(b)		15,317	1,027,311
NexGen Energy Ltd. (a)		37,542	336,001
Rio Tinto PLC - ADR		10,937	721,951
Southern Copper Corp.		5,092	617,956
			8,770,611
Miscellaneous Manufacturing - 1.8%
Axon Enterprise, Inc. (a)(b)		1,499	1,075,742
ITT, Inc.		6,296	1,125,473
			2,201,215

Oil & Gas - 1.9%
BP PLC - ADR		21,366	736,272
EQT Corp.		8,770	477,351
Equinor ASA - ADR		18,030	439,572
Suncor Energy, Inc.		16,860	704,917
			2,358,112

Oil & Gas Services - 0.5%
Kodiak Gas Services, Inc.		18,188	672,410

Packaging & Containers - 0.3%
Crown Holdings, Inc.		4,492	433,882

Pharmaceuticals - 0.8%
CVS Health Corp.		8,683	654,611
GSK PLC - ADR		6,531	281,878
			936,489

Pipelines - 0.7%
Golar LNG Ltd.		21,303	860,854

Real Estate - 0.4%
CoStar Group, Inc. (a)		6,194	522,588

Retail - 0.4%
Ferguson Enterprises, Inc.		2,187	491,157

Semiconductors - 2.5%
Advanced Micro Devices, Inc. (a)		2,325	376,162
KLA Corp.		517	557,636
Lam Research Corp.		5,257	703,912
Micron Technology, Inc.		3,684	616,407
NVIDIA Corp. (b)		4,362	813,862
			3,067,979

Shipbuilding - 0.5%
Huntington Ingalls Industries, Inc.		2,317	667,088

Software - 5.3%
Cadence Design Systems, Inc. (a)		2,324	816,328
Clear Secure, Inc. - Class A		11,376	379,731
Cloudflare, Inc. - Class A (a)		2,587	555,144
Intuit, Inc.		859	586,620
IonQ, Inc. (a)		13,907	855,281
Microsoft Corp. (b)		1,536	795,571
MicroStrategy, Inc. - Class A (a)		4,307	1,387,758
NetEase, Inc. - ADR		4,296	652,949
Snowflake, Inc. (a)		2,363	532,975
			6,562,357

Telecommunications - 1.2%
America Movil SAB de CV - ADR		37,043	777,903
Applied Digital Corp. (a)		13,165	302,005
Motorola Solutions, Inc.		945	432,139
			1,512,047

Transportation - 1.7%
CH Robinson Worldwide, Inc.		4,522	598,713
Frontline PLC		18,109	412,704
Norfolk Southern Corp. (b)		2,950	886,210
ZIM Integrated Shipping Services Ltd.		14,506	196,556
			2,094,183

Trucking & Leasing - 0.7%
GATX Corp.		4,789	837,117

Water - 1.5%
American Water Works Co., Inc.		3,700	515,003
Essential Utilities, Inc.		15,204	606,639
Veolia Environnement SA		21,406	728,910
			1,850,552
TOTAL COMMON STOCKS (Cost $69,125,237)			90,887,486

EXCHANGE TRADED FUNDS - 15.4%
iShares Bitcoin Trust ETF(a)		14,459	939,835
iShares Ethereum Trust ETF(a)		8,167	257,342
iShares J.P. Morgan USD Emerging Markets Bond ETF		13,381	1,273,737
iShares MBS ETF		11,439	1,088,421
iShares National Muni Bond ETF		39,960	4,255,341
iShares Preferred and Income Securities ETF		83,457	2,638,910
iShares TIPS Bond ETF(b)		19,159	2,130,864
SPDR Bloomberg Convertible Securities ETF(b)		18,371	1,662,576
SPDR Bloomberg High Yield Bond ETF		17,389	1,703,948
Vanguard Intermediate-Term Corporate Bond ETF		13,653	1,148,354
Vanguard Short-Term Corporate Bond ETF(b)		25,526	2,040,293
TOTAL EXCHANGE TRADED FUNDS (Cost $18,090,026)			19,139,621

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%
CoreCivic, Inc. (a)		18,741	381,380
GEO Group, Inc. (a)		9,700	198,753
Public Storage		140	40,439
Realty Income Corp.		18,442	1,121,089
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,520,764)			1,741,661

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.1%
First American Government Obligations Fund - Class X, 4.05%(c)		6,281,435	6,281,435
TOTAL MONEY MARKET FUNDS (Cost $6,281,435)			6,281,435

TOTAL INVESTMENTS - 95.2% (Cost $95,017,462)			118,050,203
Other Assets in Excess of Liabilities - 4.8%			5,988,592
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$124,038,795
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
ASA – Advanced Subscription Agreement
PLC - Public Limited Company
TIPS - Treasury Inflation-Protected Securities

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of September 30, 2025 is $17,543,316.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Securities Sold Short
September 30, 2025 (Unaudited)

COMMON STOCKS - (31.7)%	Shares	Value
Apparel - (0.8)%
Hermes International SCA	(142)	$(347,550)
LVMH Moet Hennessy Louis Vuitton SE	(1,019)	(623,211)
		(970,761)

Auto Manufacturers - (0.1)%
Mercedes-Benz Group AG	(2,643)	(166,053)

Beverages - (1.8)%
Brown-Forman Corp. - Class B	(14,363)	(388,950)
Constellation Brands, Inc. - Class A	(3,739)	(503,531)
Diageo PLC	(11,552)	(276,125)
Fomento Economico Mexicano SAB de CV - ADR	(2,051)	(202,290)
PepsiCo, Inc.	(5,829)	(818,625)
		(2,189,521)

Biotechnology - (0.7)%
Biogen, Inc.	(2,638)	(369,531)
Regeneron Pharmaceuticals, Inc.	(794)	(446,442)
		(815,973)

Chemicals - (1.7)%
Balchem Corp.	(5,268)	(790,516)
Dow, Inc.	(14,892)	(341,474)
LyondellBasell Industries NV - Class A	(9,712)	(476,277)
PPG Industries, Inc.	(5,295)	(556,557)
		(2,164,824)

Commercial Services - (0.5)%
Verisk Analytics, Inc.	(2,291)	(576,209)

Computers - (0.4)%
Accenture PLC - Class A	(2,185)	(538,821)

Cosmetics & Personal Care - (1.3)%
Colgate-Palmolive Co.	(9,566)	(764,706)
Procter & Gamble Co.	(5,857)	(899,928)
		(1,664,634)

Distribution & Wholesale - (0.8)%
Copart, Inc.	(16,441)	(739,352)
LKQ Corp.	(7,902)	(241,327)
		(980,679)

Environmental Control - (0.6)%
Waste Connections, Inc.	(2,930)	(515,094)
Waste Management, Inc.	(1,031)	(227,676)
		(742,770)

Food - (4.3)%
Conagra Brands, Inc.	(28,617)	(523,977)
General Mills, Inc.	(12,278)	(619,057)
Hormel Foods Corp.	(15,360)	(380,006)
Ingredion, Inc.	(8,206)	(1,002,035)
Kraft Heinz Co.	(20,495)	(533,690)
McCormick & Co., Inc.	(11,124)	(744,307)
Nestle SA	(8,092)	(743,144)
Tyson Foods, Inc. - Class A	(13,964)	(758,245)
		(5,304,461)

Healthcare - Products - (2.1)%
Danaher Corp.	(3,074)	(609,451)
Intuitive Surgical, Inc.	(1,435)	(641,775)
Thermo Fisher Scientific, Inc.	(1,540)	(746,931)
Zimmer Biomet Holdings, Inc.	(6,392)	(629,612)
		(2,627,769)

Healthcare - Services - (0.9)%
Centene Corp.	(11,878)	(423,807)
Elevance Health, Inc.	(323)	(104,368)
IQVIA Holdings, Inc.	(3,147)	(597,741)
		(1,125,916)

Household Products & Wares - (0.9)%
Church & Dwight Co., Inc.	(7,925)	(694,468)
Kimberly-Clark Corp.	(3,466)	(430,962)
		(1,125,430)

Insurance - (1.2)%
Arch Capital Group Ltd.	(1,675)	(151,973)
Marsh & McLennan Cos., Inc.	(4,078)	(821,839)
Progressive Corp.	(1,002)	(247,444)
Prudential Financial, Inc.	(2,134)	(221,381)
		(1,442,637)

Oil & Gas - (1.6)%
ConocoPhillips	(5,843)	(552,689)
Devon Energy Corp.	(14,862)	(521,062)
Occidental Petroleum Corp.	(11,725)	(554,006)
TotalEnergies SE - ADR	(5,884)	(351,216)
		(1,978,973)

Oil & Gas Services - (0.8)%
Halliburton Co.	(18,488)	(454,805)
Schlumberger NV	(17,161)	(589,823)
		(1,044,628)

Packaging & Containers - (1.8)%
AptarGroup, Inc.	(7,662)	(1,024,103)
Graphic Packaging Holding Co.	(27,820)	(544,437)
Silgan Holdings, Inc.	(15,446)	(664,333)
		(2,232,873)

Pharmaceuticals - (2.7)%
Becton Dickinson & Co.	(3,216)	(601,939)
Merck & Co., Inc.	(7,475)	(627,377)
Novo Nordisk AS - ADR	(3,268)	(181,341)
Pfizer, Inc.	(19,610)	(499,663)
Sanofi SA	(6,516)	(601,405)
Zoetis, Inc.	(5,731)	(838,560)
		(3,350,285)

Pipelines - (0.6)%
ONEOK, Inc.	(9,864)	(719,776)

Retail - (1.2)%
Alimentation Couche-Tard, Inc.	(16,185)	(863,689)
Chipotle Mexican Grill, Inc.	(16,348)	(640,678)
		(1,504,367)

Software - (3.5)%
Adobe, Inc.	(1,775)	(626,131)
Dassault Systemes SE	(19,775)	(662,451)
Fidelity National Information Services, Inc.	(10,430)	(687,754)
Fiserv, Inc.	(7,009)	(903,670)
Paychex, Inc.	(5,727)	(725,955)
Roper Technologies, Inc.	(1,491)	(743,547)
		(4,349,508)

Telecommunications - (0.4)%
Motorola Solutions, Inc.	(945)	(432,139)

Transportation - (1.0)%
Canadian National Railway Co.	(10,923)	(1,030,039)
Canadian Pacific Kansas City Ltd.	(245)	(18,250)
United Parcel Service, Inc. - Class B	(2,913)	(243,323)
		(1,291,612)
TOTAL COMMON STOCKS (Proceeds $43,937,363)		(39,340,619)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (1.0)%
Alexandria Real Estate Equities, Inc.	(6,992)	(582,713)
Invitation Homes, Inc.	(20,935)	(614,024)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $1,300,955)		(1,196,737)

TOTAL SECURITIES SOLD SHORT - (32.7)% (Proceeds $45,238,318)		$(40,537,356)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Futures Contracts
September 30, 2025 (Unaudited)

The Blueprint Chesapeake Multi-Asset Trend ETF & Blueprint-Chesapeake Cayman Subsidiary had the following futures contracts outstanding with StoneX Financial, Inc.:
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	93	09/15/2026	$16,337,160	$38,893
3 Month Canadian Overnight Repo Rate Average	102	03/16/2027	17,901,682	5,971
3 Month Euribor	64	12/14/2026	18,419,383	1,665
3 Month Euribor	50	12/13/2027	14,354,893	2,314
3 Month New Zealand Treasury Bill	122	06/10/2026	70,416,796	4,686
3 Month Swiss Average Overnight Rate	54	09/15/2026	16,984,227	(9,553)
3 Month Swiss Average Overnight Rate	64	03/16/2027	20,124,427	(3,308)
3MO TONA OSE Sep25	86	12/16/2025	14,473,939	(8,986)
3-Month Secured Overnight Financing Rate	81	03/14/2028	19,606,050	8,767
Arabica Coffee (a)	3	12/18/2025	421,706	81,603
Australian 90 Day Bank Bills	65	12/11/2025	42,709,021	(24,247)
Australian 90 Day Bank Bills	46	06/11/2026	30,235,194	(14,950)
Australian 90 Day Bank Bills	111	12/10/2026	72,951,667	9,561
Brent Crude Oil (a)	6	10/31/2025	396,180	337
Canadian Canola Oil (a)	31	11/14/2025	269,674	(39,812)
Copper (a)	2	12/29/2025	242,825	16,091
Corn (a)	156	11/17/2025	860,504	(42,214)
Crude Palm Oil (a)	20	12/15/2025	517,049	(9,124)
Crude Soybean Oil (a)	14	12/12/2025	415,716	(36,024)
Euro STOXX 50 Dividend Index	98	12/18/2026	1,837,802	(2,756)
Euro STOXX 50 Dividend Index	85	12/17/2027	1,585,023	21,522
Euro STOXX Select Dividend 30 Index	99	12/19/2025	2,414,336	36,649
Euro-BTP Italian Government Bonds	7	12/08/2025	985,688	3,924
Eurpoean Rapeseed (a)	14	10/31/2025	383,287	(13,018)
Feeder Cattle (a)	10	11/20/2025	1,796,750	7,449
Gold (a)	5	12/29/2025	1,936,600	246,027
IBIG iBoxx iShr Dec25	12	12/01/2025	1,756,080	(139)
iBoxx iShr Bnd Id Dec25	27	12/01/2025	4,805,190	(1,590)
ICE 3 Month SONIA Rate	9	03/14/2028	2,916,549	714
ICE European Climate Exchange Emissions (a)	2	12/15/2025	177,943	(2,976)
International Arabica Coffee (a)	13	12/18/2025	585,910	113,285
Lean Hogs (a)	23	12/12/2025	816,270	(5,178)
Live Cattle (a)	19	12/31/2025	1,784,290	15,863
London Cocoa (a)	13	03/16/2026	830,614	(25,268)
London Metals - Copper (a)	6	12/15/2025	1,540,714	22,213
London Metals - Tin (a)	2	12/15/2025	355,000	7,683
London Metals - Zinc (a)	7	12/15/2025	519,599	(1,873)
Low Sulphur Gas Oil (a)	7	11/12/2025	480,900	(9,127)
NY Harbor ULSD (a)	5	10/31/2025	488,061	(5,210)
Palladium (a)	3	12/29/2025	386,220	54,736
Platinum (a)	10	01/28/2026	802,850	1,304
S&P 500 Annual Dividend Index	194	12/18/2026	3,875,150	26,923
SGX TSI Iron Ore (a)	79	10/31/2025	819,230	15,405
Short-term Euro-BTP	93	12/08/2025	11,794,650	(4,684)
Silver (a)	4	12/29/2025	932,800	148,481
Sunflower Seeds (a)	23	12/22/2025	686,234	(21,787)
U.S. Treasury 10 Year Notes	29	12/19/2025	3,262,500	(27,424)
U.S. Treasury 5 Year Note	50	12/31/2025	5,459,766	(34,558)
UK Emissions Trading Registry Allowance (a)	6	12/15/2025	436,672	44,593
US 3 Year Notes	36	12/31/2025	7,659,000	(35,297)
US Cocoa (a)	25	12/15/2025	1,687,250	(181,328)
				$376,228
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
30 Day Federal Funds Rate	(33)	01/30/2026	$13,249,872	$(5,632)
3-Month Secured Overnight Financing Rate	(31)	03/16/2027	7,510,138	(2,845)
Austrailian Government 10 Year Bonds	(26)	12/15/2025	1,953,364	10,438
Class III Milk (a)	(18)	12/02/2025	608,760	(10,071)
Corn No. 2 Yellow (a)	(28)	12/12/2025	581,700	18,158
Cotton No.2 (a)	(20)	12/08/2025	657,700	16,798
Euro BUXL 30 Year Bonds	(8)	12/08/2025	1,076,117	(13,563)
Euro-BOBL	(18)	12/08/2025	2,491,693	3,535
Euro-Bund	(20)	12/08/2025	3,021,409	(3,122)
Euro-Schatz	(19)	12/08/2025	2,388,339	2,503
French Government Bonds	(22)	12/08/2025	3,136,912	(10,414)
Hard Red Winter Wheat (a)	(14)	12/12/2025	348,425	19,353
ICE 3 Month SONIA Rate	(21)	03/16/2027	6,813,055	(1,847)
International Live Cattle (a)	(67)	10/31/2025	1,268,755	8,043
Japanese 10 Year Government Bonds	(7)	12/15/2025	6,436,199	56,848
London Metals - Lead (a)	(15)	12/15/2025	743,239	4,113
London Metals - Nickel (a)	(6)	12/15/2025	547,575	(381)
London Metals - Zinc (a)	(10)	12/15/2025	742,285	(51,683)
Long Gilt	(11)	12/29/2025	1,345,234	(6,555)
Lumber (a)	(36)	11/14/2025	606,870	(5,231)
Milling Wheat No. 2 (a)	(62)	12/10/2025	678,419	41,940
Oats (a)	(54)	12/12/2025	830,250	21,484
Red Spring Wheat (a)	(13)	12/12/2025	365,787	21,712
Rough Rice (a)	(40)	11/14/2025	893,200	65,394
Soybean Meal (a)	(27)	12/12/2025	737,910	63,311
Soybeans (a)	(9)	11/14/2025	450,787	26,616
Soybeans (a)	(21)	12/22/2025	843,652	69,976
Sugar #11 (a)	(44)	02/27/2026	818,048	(24,372)
U.S. Treasury 2 Year Notes	(17)	12/31/2025	3,542,773	2,727
U.S. Treasury Long Bonds	(11)	12/19/2025	1,282,531	(25,824)
U.S. Treasury Ultra Bonds	(5)	12/19/2025	600,312	(17,051)
Wheat (a)	(24)	12/12/2025	609,600	22,076
Wheat (a)	(17)	12/22/2025	295,462	(455)
Yellow Maize (a)	(32)	12/22/2025	647,697	69,928
				$365,907
Net Unrealized Appreciation (Depreciation)				$742,135

(a)	All or a portion of the investment is a holding of the Blueprint-Chesapeake Cayman Subsidiary.

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	10/15/2025	AUD	5,048,000	CAD	4,642,576	$7,135
StoneX Financial, Inc.	10/15/2025	AUD	2,096,000	CNH	9,902,552	(1,493)
StoneX Financial, Inc.	10/15/2025	AUD	941,000	JPY	91,902,727	449
StoneX Financial, Inc.	10/15/2025	AUD	6,912,000	NZD	7,679,884	119,975
StoneX Financial, Inc.	12/17/2025	AUD	1,196,000	USD	796,294	(2,904)
StoneX Financial, Inc.	12/17/2025	BRL	6,660,000	USD	1,207,153	20,277
StoneX Financial, Inc.	10/15/2025	CAD	1,665,075	AUD	1,829,000	(14,835)
StoneX Financial, Inc.	10/15/2025	CAD	3,039,156	NZD	3,709,000	31,003
StoneX Financial, Inc.	10/15/2025	CHF	1,050,795	AUD	2,012,000	(10,579)
StoneX Financial, Inc.	10/15/2025	CHF	1,001,757	CAD	1,747,000	4,893
StoneX Financial, Inc.	10/15/2025	CHF	1,784,000	CNH	15,925,768	9,474
StoneX Financial, Inc.	10/15/2025	CHF	1,403,044	EUR	1,508,000	(6,859)
StoneX Financial, Inc.	10/15/2025	CHF	1,063,173	GBP	992,000	3,162
StoneX Financial, Inc.	10/15/2025	CHF	1,884,000	JPY	348,645,956	7,631
StoneX Financial, Inc.	10/15/2025	CHF	892,000	NOK	11,229,122	(2,314)
StoneX Financial, Inc.	12/17/2025	CHF	1,056,000	USD	1,342,451	(2,598)
StoneX Financial, Inc.	12/17/2025	CLP	326,838,000	USD	340,379	(496)
StoneX Financial, Inc.	10/15/2025	CNH	6,210,625	AUD	1,327,000	(7,312)
StoneX Financial, Inc.	10/15/2025	CNH	2,086,000	CAD	405,639	1,247
StoneX Financial, Inc.	10/15/2025	CNH	7,097,000	JPY	148,548,726	(10,689)
StoneX Financial, Inc.	12/17/2025	CNH	13,851,000	USD	1,965,657	(11,489)
StoneX Financial, Inc.	10/15/2025	COP	6,133,001,000	USD	1,560,698	2,218
StoneX Financial, Inc.	10/15/2025	CZK	104,552,105	EUR	4,294,000	1,140
StoneX Financial, Inc.	12/17/2025	CZK	30,644,000	USD	1,475,145	7,754
StoneX Financial, Inc.	10/15/2025	DKK	8,932,000	USD	1,406,811	742
StoneX Financial, Inc.	10/15/2025	EUR	2,252,000	AUD	4,013,085	(11,648)
StoneX Financial, Inc.	10/15/2025	EUR	2,233,000	CAD	3,623,912	19,772
StoneX Financial, Inc.	10/15/2025	EUR	2,101,257	CNH	17,556,000	5,384
StoneX Financial, Inc.	10/15/2025	EUR	1,986,000	GBP	1,725,071	13,192
StoneX Financial, Inc.	10/15/2025	EUR	2,082,000	JPY	358,918,416	14,283
StoneX Financial, Inc.	10/15/2025	EUR	972,000	NOK	11,396,849	845
StoneX Financial, Inc.	12/17/2025	EUR	1,388,000	USD	1,635,427	2,939
StoneX Financial, Inc.	10/15/2025	EUR	1,199,000	ZAR	24,754,322	(23,110)
StoneX Financial, Inc.	10/15/2025	GBP	1,052,000	AUD	2,159,797	(15,347)
StoneX Financial, Inc.	10/15/2025	GBP	813,000	CAD	1,520,739	804
StoneX Financial, Inc.	10/15/2025	GBP	2,828,000	CNH	27,198,290	(12,787)
StoneX Financial, Inc.	10/15/2025	GBP	921,000	JPY	182,954,826	(903)
StoneX Financial, Inc.	12/17/2025	GBP	1,055,000	USD	1,429,463	(9,054)
StoneX Financial, Inc.	10/15/2025	HUF	1,403,781,005	EUR	3,558,000	45,600
StoneX Financial, Inc.	12/17/2025	HUF	436,676,000	USD	1,294,436	16,308
StoneX Financial, Inc.	12/17/2025	ILS	6,272,000	USD	1,889,157	9,884
StoneX Financial, Inc.	10/15/2025	JPY	135,743,297	AUD	1,404,000	(10,018)
StoneX Financial, Inc.	10/15/2025	JPY	146,897,843	CAD	1,384,000	905
StoneX Financial, Inc.	10/15/2025	JPY	185,016,960	CNH	8,964,000	(4,204)
StoneX Financial, Inc.	10/15/2025	JPY	148,755,906	NZD	1,709,000	16,029
StoneX Financial, Inc.	12/17/2025	MXN	38,393,000	USD	2,047,069	29,392
StoneX Financial, Inc.	10/15/2025	NOK	21,306,139	GBP	1,579,000	9,667
StoneX Financial, Inc.	10/15/2025	NOK	18,047,000	JPY	269,276,892	(17,487)
StoneX Financial, Inc.	12/17/2025	NOK	11,952,000	USD	1,205,748	(7,645)
StoneX Financial, Inc.	10/15/2025	PLN	10,953,000	EUR	2,570,694	(4,986)
StoneX Financial, Inc.	12/17/2025	PLN	3,812,000	USD	1,046,395	2,940
StoneX Financial, Inc.	10/15/2025	SEK	6,158,406	CHF	522,000	(1,838)
StoneX Financial, Inc.	10/15/2025	SEK	35,218,291	EUR	3,204,000	(19,825)
StoneX Financial, Inc.	10/15/2025	SEK	17,514,666	GBP	1,384,000	801
StoneX Financial, Inc.	10/15/2025	SEK	15,367,000	JPY	240,967,914	1,200
StoneX Financial, Inc.	10/15/2025	SEK	13,339,657	NOK	14,225,000	(6,010)
StoneX Financial, Inc.	12/17/2025	SEK	10,700,000	USD	1,152,406	(9,055)
StoneX Financial, Inc.	10/15/2025	SGD	4,549,005	CNH	25,272,000	(16,744)
StoneX Financial, Inc.	12/17/2025	SGD	1,790,000	USD	1,407,885	(11,189)
StoneX Financial, Inc.	12/17/2025	THB	55,280,000	USD	1,751,035	(33,876)
StoneX Financial, Inc.	10/15/2025	TWD	33,952,000	USD	1,127,920	(12,552)
StoneX Financial, Inc.	12/17/2025	USD	233,962	AUD	353,000	(208)
StoneX Financial, Inc.	12/17/2025	USD	1,374,646	CAD	1,897,000	6,182
StoneX Financial, Inc.	12/17/2025	USD	2,609,949	CNH	18,468,000	4,392
StoneX Financial, Inc.	10/15/2025	USD	1,602,702	IDR	26,445,000,000	16,039
StoneX Financial, Inc.	12/17/2025	USD	813,167	INR	72,750,000	(2,404)
StoneX Financial, Inc.	12/17/2025	USD	1,108,093	JPY	162,991,000	(4,631)
StoneX Financial, Inc.	12/17/2025	USD	767,273	KRW	1,059,964,000	8,774
StoneX Financial, Inc.	12/17/2025	USD	547,020	NZD	917,000	12,890
StoneX Financial, Inc.	10/15/2025	USD	484,183	PHP	28,219,000	(443)
StoneX Financial, Inc.	12/17/2025	ZAR	28,370,000	USD	1,614,470	20,581
Net Unrealized Appreciation (Depreciation)						$168,371

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Blueprint Chesapeake Multi Asset Trend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$90,887,486	$–	$–	$90,887,486
Exchange Traded Funds	19,139,621	–	–	19,139,621
Real Estate Investment Trusts - Common	1,741,661	–	–	1,741,661
Money Market Funds	6,281,435	–	–	6,281,435
Total Investments	$118,050,203	$–	$–	$118,050,203

Other Financial Instruments:
Futures Contracts*	$1,481,612	$–	$–	$1,481,612
Forward Currency Contracts*	–	475,903	–	475,903
Total Other Financial Instruments	$1,481,612	$475,903	$–	$1,957,515

Liabilities:
Investments:
Common Stocks	$(39,340,619)	$–	$–	$(39,340,619)
Real Estate Investment Trusts - Common	(1,196,737)	–	–	(1,196,737)
Total Investments	$(40,537,356)	$–	$–	$(40,537,356)

Other Financial Instruments:
Futures Contracts*	$(739,477)	$–	$–	$(739,477)
Forward Currency Contracts*	–	(307,532)	–	(307,532)
Total Other Financial Instruments	$(739,477)	$(307,532)	$–	$(1,047,009)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Consolidated Schedule of Investments and Securities Sold Short for further disaggregation of investment categories.